As filed with the U.S. Securities and Exchange Commission on December 14, 2017

File Nos. 333-179904 and 811-22649

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 316	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 316	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On January 12, 2018, pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 316 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 12, 2018, the effectiveness of the registration statement for the iShares Inflation Hedged Corporate Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 263 on April 6, 2017, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
272	June 19, 2017	July 19, 2017
277	July 18, 2017	July 28, 2017
282	July 27, 2017	August 25, 2017
287	August 24, 2017	September 22, 2017
292	September 21, 2017	October 20, 2017
297	October 19, 2017	November 17, 2017
303	November 16, 2017	December 15, 2017

This Post-Effective Amendment No. 316 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 263.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 316 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 14th day of December, 2017.

iSHARES U.S. ETF TRUST

By:
Martin Small* President

Date: December 14, 2017

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 316 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman* Trustee

Date: December 14, 2017

John E. Martinez* Trustee

Date: December 14, 2017

Cecilia H. Herbert* Trustee

Date: December 14, 2017

Charles A. Hurty* Trustee

Date: December 14, 2017

John E. Kerrigan* Trustee

Date: December 14, 2017

Robert S. Kapito* Trustee

Date: December 14, 2017

Madhav V. Rajan* Trustee

Date: December 14, 2017

Jane D. Carlin* Trustee

Date: December 14, 2017

Drew E. Lawton** Trustee

Date: December 14, 2017

Richard L. Fagnani** Trustee

Date: December 14, 2017

/s/ Jack Gee
Jack Gee* Treasurer and Chief Financial Officer

Date: December 14, 2017

* By:	/s/ Jack Gee
Jack Gee Attorney-in-fact

Date: December 14, 2017

*	Powers of Attorney, each dated October 15, 2016, for Martin Small, Jane D. Carlin, Mark K. Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 236, filed November 15, 2016.
**	Powers of Attorney, each dated June 21, 2017, for Drew E. Lawton and Richard L. Fagnani are incorporated herein by reference to Post-Effective Amendment No. 298, filed November 1, 2017.